Commitment and Contingencies - Schedule of Future Maturities of the Lease Liability Under the Company's Noncancelable Operating Leases (Details) $ in Thousands	Jun. 30, 2022 USD ($)
Commitments And Contingencies Disclosure [Abstract]
Remaining 2022 maturities	$ 313
2023	629
2024	553
2025	383
2026	30
More than 5 Years	15
Total undiscounted lease maturities	1,923
Imputed interest	(151)
Total lease liability	$ 1,772